Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	GLOBAL ENGINE GROUP HOLDING LIMITED
Entity Central Index Key	0001908705
Entity File Number	001-42277
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Room C, 19/F
Entity Address, Address Line Two	World Tech Centre
Entity Address, Address Line Three	95 How Ming Street, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Class A Ordinary Shares $0.0000625 par value per share
Trading Symbol	GLE
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	16,060,000
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,640,000
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Room C, 19/F
Entity Address, Address Line Two	World Tech Centre
Entity Address, Address Line Three	95 How Ming Street, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	3955 2300
Contact Personnel Name	Mr. Andrew, LEE Yat Lung
Contact Personnel Email Address	andrew.lee@globalengine.com.hk